UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 147.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,142,860
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,244,252

		$2,387,112

Education — 27.6%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/46	$1,525	$1,717,912
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,807,840
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,191,683
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	857,934
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,083,120
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	107,329
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,102,923
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,483,259
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	851,715

		$11,203,715

Escrowed/Prerefunded — 25.5%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$140	$148,296
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/31	1,665	854,894
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/34	5,195	2,309,749
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	661,256
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,070,772
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), Prerefunded to 10/1/17, 5.00%, 10/1/32	1,395	1,430,935
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	542,885
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	548,314
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	421,262
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,511,832
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	812,108

		$10,312,303

Security	Principal Amount (000’s omitted)	Value
General Obligations — 10.0%
Boston, 4.00%, 4/1/24	$300	$327,159
Danvers, 5.25%, 7/1/36	885	1,005,015
Lexington, 4.00%, 2/1/23	255	288,494
Plymouth, 5.00%, 5/1/31	345	384,347
Plymouth, 5.00%, 5/1/32	315	350,926
Wayland, 5.00%, 2/1/33	510	567,314
Wayland, 5.00%, 2/1/36	770	855,000
Winchester, 5.00%, 4/15/36	245	273,729

		$4,051,984

Hospital — 27.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,082,490
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	199,379
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	605,813
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,376,687
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,096,050
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	699,672
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	611,305
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,325,228
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	545,000
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,199,786
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,027,114
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	957,134
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	368,095

		$11,093,753

Housing — 2.3%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$923,630

		$923,630

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$801,504

		$801,504

Insured-Education — 7.3%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,256,990
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,693,610

		$2,950,600

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$581,752

		$581,752

Insured-Escrowed/Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$370,001

		$370,001

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,283,320

		$1,283,320

Insured-Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$774,682

		$774,682

Insured-Special Tax Revenue — 9.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$775	$914,484
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,380,464
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,256,680
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	214,558

		$3,766,186

Insured-Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$165	$172,783

		$172,783

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$318,125

		$318,125

Senior Living/Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$134,899
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,059
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	456,959

		$731,917

Special Tax Revenue — 4.2%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46	$1,500	$1,718,430

		$1,718,430

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,345,395

		$1,345,395

Transportation — 10.7%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,625,400
Massachusetts Port Authority, 5.00%, 7/1/28	500	558,210
Massachusetts Port Authority, 5.00%, 7/1/34	670	736,243
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,419,412

		$4,339,265

Water and Sewer — 1.4%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$546,059

		$546,059

Total Tax-Exempt Municipal Securities — 147.3% (identified cost $55,900,673)		$59,672,516

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$812,917

Total Taxable Municipal Securities — 2.0% (identified cost $735,945)		$812,917

Total Investments — 149.3% (identified cost $56,636,618)		$60,485,433

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (8.0)%		$(3,250,098)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (41.5)%		$(16,800,000)

Other Assets, Less Liabilities — 0.2%		$90,712

Net Assets Applicable to Common Shares — 100.0%		$40,526,047

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.2% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $1,398,522 or 3.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Jun-17	$(3,494,879)	$(3,488,094)	$6,785

						$6,785

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $6,785.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,499,500

Gross unrealized appreciation	$4,376,652
Gross unrealized depreciation	(300,719)

Net unrealized appreciation	$4,075,933

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$59,672,516	$—	$59,672,516
Taxable Municipal Securities	—	812,917	—	812,917
Total Investments	$—	$60,485,433	$—	$60,485,433
Futures Contracts	$6,785	$—	$—	$6,785
Total	$6,785	$60,485,433	$—	$60,492,218

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017